Fair Values - Summary of Assets and Liabilities Recorded at Amortized Cost (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	$ 1,055,279,177	$ 933,269,606
Liabilities	872,945,442	774,209,789
Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	8,452,798	15,972,421	$ 2,924,125
Deposits [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	676,395,735	536,033,696
Deposits [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	676,454,768	536,246,597
Deposits [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	676,454,768	536,246,597
Financing Received from the Argentine Central Bank and Other Financial Institutions [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	13,833,439	30,936,161
Financing Received from the Argentine Central Bank and Other Financial Institutions [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	9,934,732	29,554,907
Financing Received from the Argentine Central Bank and Other Financial Institutions [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Financing Received from the Argentine Central Bank and Other Financial Institutions [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	9,934,732	29,554,907
Debt securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	17,073,898	39,808,666
Debt securities [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	16,207,692	40,333,927
Debt securities [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	12,208,069	40,333,927
Debt securities [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	3,999,623	0
Subordinated debt securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	21,653,546	21,100,718
Subordinated debt securities [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	18,850,289	20,384,249
Subordinated debt securities [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	18,850,289	20,384,249
Other financial liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	97,471,465	97,153,624
Other financial liabilities [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	97,083,349	96,516,196
Other financial liabilities [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	97,083,349	96,516,196
Cash and due from banks [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	175,423,476	177,866,399
Cash and due from banks [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	175,423,476	177,866,399
Cash and due from banks [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	175,423,476	177,866,399
Repurchase transactions [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	60,995,643	40,944,933
Repurchase transactions [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	60,995,643	40,944,933
Repurchase transactions [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	60,995,643	40,944,933
Loans and other financing [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	526,434,119	488,144,152
Loans and other financing [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	527,834,544	487,184,349
Loans and other financing [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	527,834,544	487,184,349
Other financial assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	7,301,643	8,019,809
Other financial assets [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	2,760,728	6,789,474
Other financial assets [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	7,161,885	8,796,107
Other financial assets [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	4,399,582	9,228
Other financial assets [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	2,762,303	8,786,879
Other debt securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	18,885,279	4,224,883
Other debt securities [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	604,996	21,668,553
Other debt securities [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	18,878,854	4,233,738
Other debt securities [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	18,878,854	4,233,738
Financial assets pledged as collateral [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	16,681,884	13,362,055
Financial assets pledged as collateral [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	2,035,559	957,979
Financial assets pledged as collateral [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets		1,405,002
Financial assets pledged as collateral [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	16,681,884	13,362,054
Financial assets pledged as collateral [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	$ 16,681,884	$ 13,362,054